Income taxes (Details) - Schedule of deferred income tax assets and liabilities - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax liabilities
Mineral interests	$ (22,426)	$ (23,289)
Net deferred tax assets/liabilities	(22,426)	(23,289)
Property and equipment [Member]
Deferred tax assets
Property and equipment	68	65
Provision for reclamation liabilities [Member]
Deferred tax assets
Property and equipment	70	70
Financing costs [Member]
Deferred tax assets
Property and equipment	622	818
Non-capital loss carryforwards [Member]
Deferred tax assets
Property and equipment	25,347	22,547
Mineral interests [Member]
Deferred tax liabilities
Mineral interests	$ (48,533)	$ (46,789)